UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21142

Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.0%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.9%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$8,463,407
		$8,463,407
General Obligations — 4.9%
$20,815	California, 4.75%, 9/1/35	$20,205,329
13,250	California, 5.50%, 11/1/33	14,078,655
11,040	New York City, NY, 5.25%, 1/15/33	11,473,872
		$45,757,856
Hospital — 14.1%
$10,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$9,732,300
16,375	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	15,733,919
19,550	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	19,516,765
1,225	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,137,645
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,279,652
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,357,350
6,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	6,056,222
2,600	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	2,692,794
1,995	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	1,930,043
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,915,561
8,685	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	8,658,858
10,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,941,000
10,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	1,626,500
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,547,090
12,640	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	12,388,717
18,755	Tarrant County, TX, Cultural Education Facilities Authority (Texas Health Resources), 5.00%, 11/15/42	18,464,673
15,000	Tarrant County, TX, Cultural Education Facilities Authority (Texas Health Resources), 5.00%, 11/15/47	14,709,300
		$131,688,389

Industrial Development Revenue — 5.9%
$21,275	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$23,529,086
32,850	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	31,571,149
		$55,100,235
Insured-Electric Utilities — 15.4%
$13,000	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$13,502,320
19,395	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	19,413,037
20,005	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	19,206,800
2,625	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	2,686,320
21,925	Omaha, NE, Public Power District, (FGIC), 4.25%, 2/1/35	20,135,262
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37	63,001,720
10,650	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/22	5,649,612
		$143,595,071
Insured-General Obligations — 23.2%
$10,705	Alamo, TX, Community College District, Series A, (MBIA), 4.75%, 8/15/32	$10,790,854
47,200	California, (XLCA), 5.00%, 10/1/28	48,206,304
34,035	Chabot - Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/45	4,474,922
35,370	Chabot - Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/46	4,399,321
41,300	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/21	21,753,536
14,330	Clark County, NV, (AMBAC), 2.50%, 11/1/36	9,300,027
10,055	Frisco, TX, Independent School District, (FSA), 2.75%, 8/15/39	6,755,653
16,645	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	14,646,934
8,025	Frisco, TX, Independent School District, (MBIA), 4.50%, 8/15/40	7,762,021
20,425	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	11,265,204
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	26,431,196
8,550	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	8,008,699
12,515	Northside, TX, Independent School District, Series B, (MBIA), 4.50%, 8/15/33	12,225,904
8,300	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	6,544,799
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	21,328,925
3,170	Texas (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	3,128,124
		$217,022,423
Insured-Industrial Development Revenue — 0.5%
$5,040	Monroe County, GA, Development Authority, (Georgia Power Co.), (AMBAC), Variable Rate, 4.90%, 7/1/36	$5,065,250
		$5,065,250
Insured-Lease Revenue/Certificates of Participation — 5.6%
$8,480	Jackson County, MO, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	$8,363,570
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	43,701,826
		$52,065,396
Insured-Other Revenue — 8.5%
$78,275	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$79,703,519
		$79,703,519

Insured-Private Education — 3.0%
$270	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$316,872
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	10,251,700
5,820	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	5,687,595
11,990	Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	11,447,572
		$27,703,739
Insured-Public Education — 4.3%
$18,005	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$13,021,756
14,980	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 4.50%, 4/1/37	14,356,083
5,905	University of California, (MBIA), 4.75%, 5/15/37	5,945,036
6,990	University of Vermont and State Agricultural College, (MBIA), 4.00%, 10/1/35	6,392,285
		$39,715,160
Insured-Sewer Revenue — 3.7%
$13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	$6,819,826
19,000	King County, WA, Sewer Revenue, (FGIC), 5.00%, 1/1/31	19,406,220
8,345	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	8,149,310
		$34,375,356
Insured-Special Tax Revenue — 8.8%
$18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	$8,293,121
2,780	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	2,519,069
10,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, (MBIA), 5.00%, 11/15/30	10,288,800
17,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	17,184,004
223,640	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	20,004,598
38,025	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	5,897,297
75,420	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	11,091,265
47,475	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	6,609,470
		$81,887,624
Insured-Transportation — 31.8%
$23,000	Central Puget Sound , WA, Regional Transportation Authority Sales Revenue, Series A, (FSA), 5.00%, 11/1/34	$24,043,970
10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	4,436,439
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	999,564
20,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	20,133,600
25,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	4,611,000
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	5,369,892
14,175	Harris County, TX, Toll Road, Senior Lien, (MBIA), 4.50%, 8/15/36	13,763,216
10,150	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	10,003,028
19,915	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	20,059,981

$1,785	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37	$1,789,784
28,415	Minneapolis and St Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	26,634,516
4,205	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	4,093,568
24,665	Northwest Parkway Public Highway Authority, CO, (FSA), 5.25%, 6/15/41	26,625,868
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	37,274,410
10,410	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	9,197,131
40,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	22,372,708
64,900	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	65,335,479
		$296,744,154
Insured-Utilities — 3.1%
$5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	$5,134,000
25,085	Springfield, MO, Public Utility Revenue, (FGIC), 4.50%, 8/1/36	23,999,321
		$29,133,321
Insured-Water and Sewer — 15.4%
$25,885	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$26,341,870
4,875	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	4,717,489
5,585	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	5,360,762
2,750	Coral Springs, FL, Improvements District, Water and Sewer Revenue, (MBIA), 4.75%, 6/1/32	2,767,958
3,000	Coral Springs, FL, Improvements District, Water and Sewer Revenue, (MBIA), 4.75%, 6/1/37	3,007,800
6,095	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/31	6,064,464
5,890	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	5,802,003
3,170	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	2,942,806
16,070	Knoxville, TN, Wastewater System, (MBIA), 4.00%, 4/1/40	14,217,933
40,120	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	35,367,385
8,500	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34	8,853,090
9,500	Palm Coast, FL, Utility System, (MBIA), 5.00%, 10/1/33	9,682,210
8,650	Tampa Bay, FL, Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	8,282,116
10,000	West Palm Beach, FL, Utility System, (FGIC), 5.00%, 10/1/34	10,244,900
		$143,652,786
Insured-Water Revenue — 11.2%
$8,930	Albany, OR, Water Revenue, (FGIC), 5.00%, 8/1/33	$9,134,676
3,250	Baltimore, MD, (Water Projects), (FGIC), 5.125%, 7/1/42	3,357,835
53,595	Los Angeles, CA, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	54,660,469
5,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/33	5,164,700
6,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	6,191,520
700	Metropolitan Water District, Southern California, Water Resources, (MBIA), 5.00%, 7/1/37	707,000
12,540	Philadelphia, PA, Water and Wastewater, (AMBAC), 4.25%, 11/1/31	11,714,993
10,710	San Luis Obispo County, CA, (Nacimiento Water Project), Series A, (MBIA), 4.50%, 9/1/40	10,397,054
3,485	West Wilson, TN, Utility District Waterworks, (MBIA), 4.00%, 6/1/32	3,145,003
		$104,473,250

Other Revenue — 0.3%
$3,055	Main Street National Gas Inc., GA, Series A, 5.50%, 9/15/27	$3,027,536
		$3,027,536
Special Tax Revenue — 1.4%
$4,600	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$4,457,170
1,750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	1,662,693
2,405	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	2,359,906
5,110	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	4,977,804
		$13,457,573
Total Tax-Exempt Investments — 162.0% (identified cost $1,489,825,505)		$1,512,632,045
Other Assets, Less Liabilities — 1.5%		$13,988,342
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.5)%		$(592,638,940)
Net Assets Applicable to Common Shares— 100.0%		$933,981,447

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At December 31, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	25.1%
Texas	14.0%
Others, representing less than 10% individually	60.9%

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 83.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.3% to 26.5% of total investments.

A summary of obligations under these financial instruments at December 31, 2007 is as follows:

Interest Rate Swaps

		Annual
		Fixed			Net Unrealized
	Notional	Rate Paid	Floating Rate	Effective Date/	Appreciation/
Counterparty	Amount	By Fund	Paid To Fund	Termination Date	(Depreciation)
Lehman Brothers, Inc.	$39,050,000	4.985%	3–month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$348,112
Lehman Brothers, Inc.	$47,000,000	4.003%	SIFMA Municipal Swap Index	July 24, 2008/ July 24, 2038	$(926,279)
Merrill Lynch Capital Services, Inc.	$63,075,000	5.426%	3–month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(3,815,083)
Morgan Stanley Capital Services, Inc.	$23,850,000	5.428%	3–month USD- LIBOR- BBA	September 10, 2008/ September 10, 2038	$(1,396,288)
					$(5,789,538)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,489,014,976
Gross unrealized appreciation	$38,073,370
Gross unrealized depreciation	(14,456,301)
Net unrealized appreciation	$23,617,069

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	February 20, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 20, 2008